Label	Element	Value
Innovator Equity Dual Directional 10 Buffer ETF™ - September | SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $6.49 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	102.30%
Innovator Equity Dual Directional 10 Buffer ETF™ - September | SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $574.09 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.40%
Innovator Equity Dual Directional 10 Buffer ETF™ - September | SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $645.09 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.50%
Innovator Equity Dual Directional 10 Buffer ETF™ - September | SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $726.71 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(3.70%)
Innovator Equity Dual Directional 10 Buffer ETF™ - September | SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $580.55 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(7.00%)